Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Trade Receivables	$ 12,845	$ 1,299
Less: Allowances for Doubtful Accounts	(67)	(67)
Total	$ 12,778	$ 1,232